Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Expense composition

Years Ended December 31 (millions)	2024	2023	2022
Current income tax expense (recovery)
For current reporting period	$67	$67	$96
Pillar Two global minimum tax	2	—	—
Adjustments recognized in the current period for income tax of prior periods	(7)	(5)	1
	62	62	97
Deferred income tax (recovery)
Arising from the origination and reversal of temporary differences	(52)	(55)	(31)
Arising from the write-down of a deferred tax asset	24	—	—
Adjustments recognized in the current period for income tax of prior periods	5	(2)	1
	(23)	(57)	(30)
	$39	$5	$67

Rate reconciliations
Our income tax expense and effective income tax rate differ from that calculated by applying the applicable statutory rates for the following reasons:

Years Ended December 31 (millions, except percentages)	2024		2023		2022
Income taxes computed at applicable statutory income tax rates	$(17)	76.2%	$5	7.8%	$57	22.7%
Non-deductible (taxable) items	6		—		9
Withholding and other taxes	23		18		23
Losses not recognized	19		1		7
Foreign tax differential	—		(12)		(30)
Adjustments recognized in the current period for income tax of prior periods	(2)		(7)		2
Pillar Two global minimum tax	2		—		—
Reversal of previously recognized deferred tax asset	9		—		—
Other	(1)		—		(1)
Income tax expense	$39	(177.3)%	$5	8.5%	$67	26.8%

Temporary differences

(millions)	Property, plant and equipment and intangible assets	Net pension and share- based compensation amounts	Debt and equity issue costs	Provisions and other	Non-capital loss carried forward	Leases	Net deferred income tax asset (liability)
As at January 1, 2023	$(276)	$1	$6	$7	$10	$2	$(250)
Acquired during the year & other	(83)	—	—	2	14	—	(67)
Deferred income tax (expense) recovery recognized in:
Net income	35	2	(2)	4	16	2	57
Other comprehensive income	—	—	—	4	(2)	—	2
Foreign currency translation	(3)	—	—	—	—	—	(3)
As at December 31, 2023	$(327)	$3	$4	$17	$38	$4	$(261)
Deferred income tax (expense) recovery recognized in:
Net income (loss)	29	5	(2)	(1)	(8)	—	23
Other comprehensive income (loss)	—	—	—	—	(1)	—	(1)
Foreign currency translation	5	—	—	—	—	—	5
Share capital	—	—	—	—	(9)	—	(9)
Other	(2)	—	(1)	2	(1)	1	(1)
As at December 31, 2024	$(295)	$8	$1	$18	$19	$5	$(244)